UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund: Funds For Institutions Series

BlackRock Premier Government Institutional Fund

BlackRock Select Treasury Strategies Institutional Fund

BlackRock Treasury Strategies Institutional Fund

FFI Government Fund

FFI Treasury Fund

Master Institutional Money Market LLC

Master Premier Government Institutional Portfolio

Master Treasury Strategies Institutional Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions

Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:    (800) 626-1960

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Premier Government Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Premier Government Institutional Fund of Master Institutional Money Market LLC	$2,215,020,052
Total Investments (Cost — $2,215,020,052) — 100.0%	2,215,020,052
Liabilities in Excess of Other Assets — (0.0)%	(597,412)

Net Assets — 100.0%	$2,214,422,640

BlackRock Premier Government Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2017, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,215,020,052 and 100.0%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2017, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017	1

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Select Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Select Treasury Strategies Institutional Fund of Master Institutional Money Market LLC	$549,896,259
Total Investments (Cost — $549,896,259) — 100.0%	549,896,259
Liabilities in Excess of Other Assets — (0.0)%	(191,387)

Net Assets — 100.0%	$549,704,872

BlackRock Select Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2017, the value of the investment and the percentage owned by the Fund of the Portfolio was $549,896,259 and 34.7%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2017, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017	1

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Treasury Strategies Institutional Fund of Master Institutional Money Market LLC	$1,034,240,421
Total Investments (Cost — $1,034,240,421) — 100.0%	1,034,240,421
Liabilities in Excess of Other Assets — (0.0)%	(218,162)

Net Assets — 100.0%	$1,034,022,259

BlackRock Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2017, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,034,240,421 and 65.3%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2017, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017	1

Schedule of Investments January 31, 2017 (Unaudited)	FFI Government Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 5.38%, 6/12/17	$1,563	$1,589,808
Fannie Mae Discount Notes, 0.51%, 4/03/17 (a)	2,145	2,143,146
Federal Farm Credit Bank Discount Notes, 0.50%, 5/04/17 (a)	1,145	1,143,537
Federal Home Loan Bank, 0.49%, 2/01/17	3,270	3,270,000
Federal Home Loan Bank Discount Notes (a):
0.50%, 2/03/17	25,000	24,999,306
0.53%, 3/03/17 - 4/04/17	28,000	27,981,521
Total U.S. Government Sponsored Agency Obligations - 45.2%		61,127,318

U.S. Treasury Obligations — 8.9%	Par (000)	Value
U.S. Treasury Bills, 0.50%, 3/09/17 (a)	$12,000	$11,994,120
Total Repurchase Agreements — 46.0%		62,295,000
Total Investments (Cost — $135,416,438*) — 100.1%		135,416,438
Liabilities in Excess of Other Assets — (0.1)%		(96,081)

Net Assets — 100.0%		$135,320,357

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Citigroup Global Markets, Inc.	0.54%	[1]	1/31/17	2/01/17	$15,000	$15,000	$15,000,225	U.S. Treasury Obligation, 1.63%, due 11/15/22	$15,938,678	$15,300,003
	0.56%		1/31/17	2/01/17	1,000	1,000	1,000,016	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 3.50%, due 10/31/23 to 1/01/47	9,269,518	1,029,992

Total Citigroup Global Markets, Inc.						$16,000				$16,329,995
Credit Agricole Corp.	0.54%		1/31/17	2/01/17	30,000	30,000	30,000,450	U.S. Treasury Obligation, 0.13%, due 4/15/17	28,684,725	30,600,001
Goldman Sachs & Co.	0.63%		1/26/17	2/02/17	2,000	2,000	2,000,245	U.S. Government Sponsored Agency Obligations, 4.00% to 5.00%, due 3/15/23 to 6/20/46	26,904,528	2,040,000
HSBC Securities (USA), Inc.	0.52%		1/31/17	2/07/17	1,295	1,295	1,295,131	U.S. Treasury Obligation, 0.13%, due 4/15/21	1,280,000	1,320,919
	0.53%		1/31/17	2/01/17	1,000	1,000	1,000,015	U.S. Government Sponsored Agency Obligation, 4.00%, due 5/01/32	2,115,000	1,032,199

Total HSBC Securities (USA), Inc.						$2,295				$2,353,118

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017	1

Schedule of Investments (continued)	FFI Government Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.54%	1/31/17	2/01/17	$5,000	$5,000	$5,000,075	U.S. Treasury Obligation, 1.88%, due 1/31/22	$5,116,000	$5,100,013
	0.63%	1/26/17	2/02/17	2,000	2,000	2,000,245	U.S. Government Sponsored Agency Obligation, 1.89%, due 10/15/37	60,220,370	2,220,000
	0.55%	1/31/17	2/01/17	2,000	2,000	2,000,031	U.S. Government Sponsored Agency Obligation, 3.50%, due 9/15/45	13,570,263	2,220,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$9,000				$9,540,013
Mitsubishi UFJ Securities USA, Inc.	0.53%	1/31/17	2/01/17	1,000	$1,000	1,000,015	U.S. Government Sponsored Agency Obligations, 2.50% to 3.38%, due 2/01/25 to 6/01/46	8,303,709	1,030,414
Morgan Stanley & Co. LLC	0.51%	1/31/17	2/01/17	1,000	1,000	1,000,014	U.S. Treasury Obligation, 8.13%, due 5/15/21	800,200	1,020,081
TD Securities (USA) LLC	0.28%	1/31/17	2/01/17	1,000	1,000	1,000,008	U.S. Government Sponsored Agency Obligation, 3.00%, due 12/01/46	1,043,165	1,030,001
Total					$62,295				$63,943,623
[1]	Traded in a joint account.

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017

Schedule of Investments (concluded)	FFI Government Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$135,416,438	—	$135,416,438
[1] See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017	3

Schedule of Investments January 31, 2017 (Unaudited)	FFI Treasury Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.36%, 2/02/17	$15,000	$14,999,854
0.43%, 2/09/17	33,000	32,996,920
0.52%, 2/16/17	72,000	71,984,558
0.49%, 2/23/17	40,530	40,517,718
0.50%, 3/02/17	79,000	78,968,817
0.49%, 3/09/17	51,200	51,175,268
0.54%, 3/16/17	48,000	47,969,614
0.52%, 3/23/17	90,000	89,935,625
0.54%, 4/06/17	10,000	9,990,578
0.54%, 4/20/17	26,000	25,970,143
0.51%, 4/27/17	74,000	73,911,765
0.52%, 5/04/17	48,470	48,407,647
0.62%, 6/01/17	1,800	1,796,340
0.62%, 7/20/17	20,000	19,943,197
U.S. Treasury Notes, 0.58%, 4/30/17 (b)	33,552	33,552,259
Total Investments (Cost — $642,120,303*) — 103.0%		642,120,303
Liabilities in Excess of Other Assets — (3.0)%		(18,983,962)

Net Assets — 100.0%		$623,136,341

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017	1

Schedule of Investments (concluded)	FFI Treasury Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$642,120,303	—	$642,120,303
[1] See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 5.00%, 2/13/17 - 5/11/17	$63,955	$64,639,986
Fannie Mae Discount Notes (a):
0.44%, 2/14/17	12,395	12,393,031
0.51%, 4/03/17	38,010	37,977,153
0.63%, 6/01/17	7,705	7,688,820
Fannie Mae Variable Rate Notes, 0.78%, 8/16/17 (b)	40,000	39,997,828
Federal Farm Credit Bank Discount Notes (a):
0.54%, 3/07/17	8,755	8,750,535
0.50%, 5/04/17	17,380	17,357,792
0.93%, 12/11/17	20,000	19,840,022
Federal Farm Credit Bank Variable Rate Notes, 0.96%, 1/23/18 (b)	14,140	14,140,135
Federal Farm Credit Banks, 0.60%, 4/21/17	15,000	15,001,778
Federal Home Loan Bank, 0.49%, 2/01/17	12,880	12,880,000
Federal Home Loan Bank Discount Notes (a):
0.38%, 2/01/17	18,855	18,855,000
0.46%, 2/08/17	45,000	44,995,992
0.52%, 2/15/17	18,205	18,201,319
0.51%, 2/17/17	184,330	184,287,935
0.50%, 2/23/17	12,765	12,761,100
0.53%, 3/17/17 - 4/04/17	78,520	78,455,886
0.54%, 3/22/17 - 5/03/17	368,710	368,359,699
0.55%, 3/24/17	23,205	23,187,084
0.75%, 10/18/17	19,265	19,161,049
Federal Home Loan Bank Variable Rate Notes (b):
0.59%, 5/02/17 - 5/04/17	29,260	29,260,000
0.82%, 7/06/17	38,515	38,515,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (b) (continued):
0.85%, 8/25/17	$27,000	$27,000,000
0.76%, 11/02/17	16,975	16,975,000
Freddie Mac, 0.88%, 2/22/17	21,000	21,005,832
Freddie Mac Discount Notes (a):
0.47%, 4/07/17	71,265	71,204,524
0.64%, 5/17/17	13,000	12,975,733
0.73%, 10/16/17	38,820	38,617,694
Freddie Mac Variable Rate Notes (b):
0.91%, 7/21/17	30,000	29,998,563
0.97%, 3/08/18	26,000	26,000,000
Total U.S. Government Sponsored Agency Obligations - 60.1%		1,330,484,490

U.S. Treasury Obligations — 6.3%
U.S. Treasury Bills, 0.35%, 2/02/17 (a)	100,000	99,999,036
U.S. Treasury Notes, 0.65%, 1/31/19 (b)	40,000	40,000,000
Total U.S. Treasury Obligations — 6.3%		139,999,036
Total Repurchase Agreements — 34.7%		768,420,000
Total Investments (Cost — $2,238,903,526*) — 101.1%		2,238,903,526
Liabilities in Excess of Other Assets — (1.1)%		(23,882,221)

Net Assets — 100.0%		$2,215,021,305

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017	1

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
BNP Paribas Securities Corp.	0.51%	1/20/17	2/07/17	$18,300	$18,300	$18,301,815	U.S. Treasury Obligations, 0.00% to 2.25%, due 10/31/17 to 2/15/29	$18,430,660	$18,666,000
	0.54%	1/31/17	2/01/17	10,000	10,000	10,000,150	U.S. Treasury Obligations, 0.00% to 1.13%, due 1/31/19 to 11/15/21	10,338,500	10,200,065

Total BNP Paribas Securities Corp.					$28,300				$28,866,065
Citigroup Global Markets, Inc. [1]	0.54%	1/31/17	2/01/17	185,000	185,000	185,002,775	U.S. Treasury Obligation, 1.63%, due 11/15/22	196,577,022	188,700,040
Credit Agricole Corp. [1]	0.54%	1/31/17	2/01/17	170,000	170,000	170,002,550	U.S. Treasury Obligation, 0.13%, due 4/15/17	162,546,775	173,400,007
Goldman Sachs & Co.	0.63%	1/26/17	2/02/17	31,500	31,500	31,503,859	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 2/15/42 to 11/20/46	40,505,868	32,130,000
HSBC Securities (USA), Inc.	0.51%	1/25/17	2/01/17	5,500	5,500	5,500,545	U.S. Treasury Obligation, 1.13%, due 1/31/19	5,620,000	5,610,334
	0.52%	1/31/17	2/01/17	3,000	3,000	3,000,043	U.S. Treasury Obligation, 1.13%, due 1/31/19	3,070,000	3,064,720
	0.52%	1/31/17	2/07/17	23,620	23,620	23,622,388	U.S. Treasury Obligation, 1.13%, due 1/31/19	24,135,000	24,093,489
	0.53%	1/31/17	2/01/17	20,000	20,000	20,000,294	U.S. Government Sponsored Agency Obligation, 4.00%, due 9/20/45	29,905,000	20,403,072

Total HSBC Securities (USA), Inc.					$52,120				$53,171,615
J.P. Morgan Securities LLC	0.54%	1/31/17	2/01/17	25,000	25,000	25,000,375	U.S. Treasury Obligation, 2.13%, due 9/30/21	25,095,000	25,504,568
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.54%	1/31/17	2/01/17	10,000	10,000	10,000,150	U.S. Treasury Obligation, 1.88%, due 1/31/22	10,232,000	10,200,025
	0.55%	1/31/17	2/01/17	10,000	10,000	10,000,153	U.S. Treasury Obligation, 3.50%, due 9/15/45	67,851,313	11,100,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$20,000				$21,300,025
Mitsubishi UFJ Securities USA, Inc.	0.53%	1/31/17	2/01/17	75,000	75,000	75,001,104	U.S. Government Sponsored Agency Obligations, 2.63% to 4.50%, due 12/01/22 to 1/01/47	196,389,561	76,850,111
Mizuho Securities USA, Inc.	0.56%	1/31/17	2/01/17	1,000	1,000	1,000,016	U.S. Treasury Obligation, 4.00%, due 8/15/18	958,800	1,020,008

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017

Schedule of Investments (continued)	Master Premier Government Institutional Portfolio

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
RBC Capital Markets LLC	0.52%	1/31/17	2/01/17	$10,000	$10,000	$10,000,144	U.S. Treasury Obligations, 0.00% to 2.25%, due 11/15/24 to 11/15/41	$10,452,900	$10,200,007
	0.53%	1/31/17	2/01/17	50,000	50,000	50,000,736	U.S. Government Sponsored Agency Obligations, 0.88% to 7.49%, due 5/17/29 to 1/01/47	708,053,256	53,064,298

Total RBC Capital Markets LLC					$60,000				$63,264,305
Societe Generale	0.53%	1/31/17	2/01/17	15,000	15,000	15,000,221	U.S. Treasury Obligation, 0.13%, due 4/15/18	14,461,500	15,300,041
TD Securities (USA) LLC	0.53%	1/31/17	2/01/17	16,000	16,000	16,000,236	U.S. Treasury Obligation, 3.13%, due 5/15/19	15,585,700	16,320,037
	0.55%	1/31/17	2/01/17	70,000	70,000	70,001,069	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 6/01/26 to 7/01/43	185,948,543	72,050,062

Total TD Securities (USA) LLC					$86,000				$88,370,099
Wells Fargo Securities LLC	0.54%	1/25/17	2/01/17	19,500	19,500	19,502,048	U.S. Government Sponsored Agency Obligations, 3.00% to 3.50%, due 12/01/31 to 1/01/47	19,650,774	20,085,000
Total					$768,420				$787,961,884

[1]	Traded in a joint account.

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017	3

Schedule of Investments (concluded)	Master Premier Government Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,238,903,526	—	$2,238,903,526
[1] See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

4	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.48%, 2/02/17	$4,000	$3,999,947
0.47%, 2/09/17	74,000	73,992,413
0.46%, 2/23/17	87,000	86,975,708
0.54%, 3/02/17	71,240	71,209,374
0.55%, 3/16/17	50,000	49,967,750
0.56%, 3/30/17	18,000	17,984,183
0.50%, 4/13/17	30,000	29,970,713
0.51%, 4/20/17	166,000	165,818,606
0.52%, 5/04/17	300,000	299,609,458
0.62%, 7/20/17	100,000	99,715,986
U.S. Treasury Notes:
4.63%, 2/15/17	5,010	5,017,967
0.75%, 6/30/17	4,695	4,697,596
0.78%, 1/31/18 (b)	47,885	47,927,563
0.68%, 10/31/18 (b)	39,070	39,068,310
0.65%, 1/31/19 (b)	55,000	54,999,498
Total U.S. Treasury Obligations — 66.3%		1,050,955,072
Total Repurchase Agreements — 52.4%		830,000,000
Total Investments (Cost — $1,880,955,072*) — 118.7%		1,880,955,072
Liabilities in Excess of Other Assets — (18.7)%		(296,818,392)

Net Assets — 100.0%		$1,584,136,680

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Value
Federal Reserve Bank of New York	0.50%	1/31/17	2/01/17	$830,000	$830,000	$830,011,528	U.S. Treasury Obligations, 1.13% to 4.38%, due 5/15/21 to 8/15/43	801,179,900	$830,011,572

FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017	1

Schedule of Investments (concluded)	Master Treasury Strategies Institutional Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,880,955,072	—	$1,880,955,072
[1] See above Schedule of Investments for values in each security type.

During the period ended January 31, 2017, there were no transfers between levels.

2	FUNDS FOR INSTITUTIONS SERIES	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	– Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of Funds For Institutions Series and Master Institutional Money Market LLC

Date: March 23, 2017